[LINCOLN LIFE LETTERHEAD]


George N. Gingold
Consultant


                                                         Legal Department
                                                         350 Church Street
                                                         Hartford, CT 06106-1103
                                                         Telephone 860.466.1465
                                                         Facsimile 860.466.1778


                                  May 6, 1999


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549


     Re: Aetna Life Insurance and Annuity Company
         Variable Life Account B of Aetna Life Insurance and Annuity Company Form S-6 Filing pursuant to Rule 497(b)
         File No. 33-75248


Commissioners:

There is being electronically filed today, pursuant to Rule 497(b) under the Securities Act of 1933, the prospectus being used in the public offering of securities covered by the above-captioned registration statement.

I submit this filing as counsel to The Lincoln National Life Insurance Company, which in October 1998 assumed responsibility for the administration of the book of business covered by this registration statement.

If you have any questions, please call me at (860) 466-1465.


Sincerely,



/s/ George N. Gingold
----------------------
George N. Gingold, Esquire